Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Ivy Funds VIP High Income
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Funds VIP High Income
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide total return through a combination of high current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio bears transaction costs, such as spreads between bid and asked prices, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Funds VIP High Income seeks to achieve its objective by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, including loan participations and other loan instruments (loan participations), of U.S. and foreign issuers, the risks of which are, in the judgment of Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, consistent with the Portfolio’s objective. The Portfolio may invest in fixed-income securities of any maturity and in companies of any size. The Portfolio invests primarily in lower-quality debt securities, which include debt securities rated BBB or lower by Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), or comparably rated by another nationally recognized statistical rating organization (NRSRO) or, if unrated, determined by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in non-investment grade debt securities, commonly called junk bonds, which include debt securities rated BB+ or lower by S&P or comparably rated by another NRSRO or, if unrated, determined by WRIMCO to be of comparable quality.

Many U.S. companies have diverse operations, with products or services in foreign markets. Therefore, the Portfolio will have an indirect exposure to foreign markets through investments in these companies.

WRIMCO may look at a number of factors in selecting securities for the Portfolio, including the economic environment, interest rate trends and industry fundamentals as well as analysis of the company’s fundamentals, including: financial strength, growth of operating cash flows, strength of management, borrowing requirements, improving debt to cash ratios, potential to improve credit standing, and a strong, defensible market position.

After its preliminary determination to invest in securities issued by a company, WRIMCO attempts to optimize the Portfolio’s risk/reward by investing in the debt portion of the company’s capital structure that WRIMCO believes to be most attractive, which may include secured bank loans or floating rate notes, unsecured high-yield bonds, and/or convertible securities trading well below their conversion values.

		Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if, in WRIMCO’s opinion, the issuer’s financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. WRIMCO may sell a security if the competitive conditions of a particular industry have increased, and it believes the Portfolio should, therefore, reduce its exposure to such industry. WRIMCO also may sell a security if, in WRIMCO’s opinion, the price of the security has risen to reflect the company’s improved creditworthiness and other investments with greater potential exist. WRIMCO may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation.
  Foreign Market Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company’s products or services in foreign markets so that its domicile and/or the markets in which its securities trade may not be reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company’s products or services are sold.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial, and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; and settlement delays.
  Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. A decline in interest rates may cause the Portfolio to experience a decline in its income.
  Liquidity Risk. Generally, a security is liquid if the Portfolio is able to sell the security at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.
  Loan Participation Risk. In addition to the risks typically associated with fixed-income securities, loan participations carry other risks, including the risk of insolvency of the lending bank or other intermediary. Loan participations may be unsecured or not fully collateralized, may be subject to restrictions on resale and sometimes trade infrequently on the secondary market.
  Low-rated Securities Risk. In general, low-rated debt securities (commonly referred to as “high yield” or “junk” bonds) offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument. For this reason, these securities are considered speculative and could significantly weaken the Portfolio’s returns. In adverse economic or other circumstances, issuers of these low-rated securities and obligations are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities and obligations.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.
  Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding debt securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of an index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

During the periods for which performance is shown, the Portfolio’s investment objective was to seek, as its primary objective, a high level of current income and, as a secondary objective, to seek capital growth when consistent with its primary objective. Effective as of the date of this Prospectus, the Portfolio changed its investment objective to seeking to provide total return through a combination of high current income and capital appreciation.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of an index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.WADDELL
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 16.61% (the second quarter of 2009) and the lowest quarterly return was -16.50% (the fourth quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Portfolio's benchmark changed from Citigroup High Yield Market Index, effective March 2012. WRIMCO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Portfolio in light of the types of securities in which the Portfolio invests. Both indexes will be presented in this year's prospectus for comparison purposes.
Ivy Funds VIP High Income | Ivy Funds VIP High Income
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.95%
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	525
10 Years	rr_ExpenseExampleYear10	1,166
2002	rr_AnnualReturn2002	(2.02%)
2003	rr_AnnualReturn2003	19.74%
2004	rr_AnnualReturn2004	9.86%
2005	rr_AnnualReturn2005	2.55%
2006	rr_AnnualReturn2006	10.27%
2007	rr_AnnualReturn2007	3.86%
2008	rr_AnnualReturn2008	(21.82%)
2009	rr_AnnualReturn2009	46.42%
2010	rr_AnnualReturn2010	14.86%
2011	rr_AnnualReturn2011	5.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.50%)
1 Year	rr_AverageAnnualReturnYear01	5.26%
5 Years	rr_AverageAnnualReturnYear05	7.53%
10 Years	rr_AverageAnnualReturnYear10	7.67%
Citigroup High Yield Market Index (reflects no deduction for fees, expenses or taxes) | Ivy Funds VIP High Income
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.52%
5 Years	rr_AverageAnnualReturnYear05	7.15%
10 Years	rr_AverageAnnualReturnYear10	8.68%
BofA Merrill Lynch US High Yield Index (reflects no deduction for fees, expenses or taxes) | Ivy Funds VIP High Income
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.38%	[1]
5 Years	rr_AverageAnnualReturnYear05	7.34%	[1]
10 Years	rr_AverageAnnualReturnYear10	8.59%	[1]
Lipper Variable Annuity High Current Yield Funds Universe Average (net of fees and expenses) | Ivy Funds VIP High Income
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.35%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	6.89%

[1]	(The Portfolio's benchmark changed from Citigroup High Yield Market Index, effective March 2012. WRIMCO believes that the BofA Merrill Lynch US High Yield Index provides a better benchmark for the Portfolio in light of the types of securities in which the Portfolio invests. Both indexes will be presented in this year's prospectus for comparison purposes.)